Parent company only condensed financial information - Condensed Balance sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 249,728	$ 36,207	¥ 217,901	$ 31,593	¥ 377,160	¥ 102,755
Prepayments and other current assets	22,628	3,280	155,087
TOTAL ASSETS	528,871	76,679	761,233
Current liabilities:
Accrued expenses and other liabilities	52,277	7,579	48,963
TOTAL LIABILITIES	776,008	112,510	826,262
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,998,822	289,802	1,992,321
Accumulated other comprehensive income	15,685	2,274	9,120
Accumulated deficit	(2,448,823)	(355,046)	(2,257,924)
Total shareholders' deficit	(402,046)	(58,291)	(224,929)
TOTAL LIABILITIES AND DEFICIT	528,871	76,679	761,233
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 233	$ 34	¥ 233
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	249,232,020	249,232,020	249,085,237	249,085,237
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 42	$ 6	¥ 42
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520
Parent Company
Current assets:
Cash and cash equivalents	¥ 1,329	$ 193	¥ 1,255	$ 182	¥ 3,467	¥ 7,608
Prepayments and other current assets	95	14	181
Amounts due from and investment deficit in VIEs and subsidiaries of the Company	42,460	6,155	156,985
TOTAL ASSETS	43,884	6,362	158,421
Current liabilities:
Amounts due to subsidiaries of the Company	443,575	64,312	379,533
Accrued expenses and other liabilities	2,355	341	3,817
TOTAL LIABILITIES	445,930	64,653	383,350
Commitments and contingencies
SHAREHOLDERS' EQUITY
Additional paid-in capital	1,998,822	289,802	1,992,321
Accumulated other comprehensive income	15,685	2,274	9,120
Accumulated deficit	(2,416,828)	(350,407)	(2,226,645)
Total shareholders' deficit	(402,046)	(58,291)	(224,929)
TOTAL LIABILITIES AND DEFICIT	43,884	6,362	158,421
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 233	$ 34	¥ 233
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	348,217,505	348,217,505	348,217,505	348,217,505
Ordinary shares outstanding (in shares)	249,232,020	249,232,020	249,085,237	249,085,237
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 42	$ 6	¥ 42
Ordinary shares par value (in dollars per share) | $ / shares		$ 0.000125		$ 0.000125
Ordinary shares authorized (in shares)	51,782,495	51,782,495	51,782,495	51,782,495
Ordinary shares outstanding (in shares)	50,939,520	50,939,520	50,939,520	50,939,520